Consolidated Statements of Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Less transaction costs	$ 250	$ 1,172
Common Stock [Member]
Reverse stock split		0.2